SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercised	58,037
Share-based compensation	$ 144	$ 117
Unrecognized compensation costs	$ 527
Unrecognized compensation costs, period	4 years
Share Incentive Plan 2018 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercisable period	10 years
Share Incentive Plan 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercised	337,134
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 5.07